1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JOHN M. THORNTON john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax
August 3, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Credit Strategies Fund (“Registrant”) File Nos. 333-163451 and 811-22280 Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectus and Statement of Additional Information dated July 29, 2010 included in the Amendment, as filed electronically via EDGAR with the Commission on July 29, 2010.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (202) 261-3377.
Very truly yours,
/s/ John M. Thornton
John M. Thornton
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